Asset transfers (Tables)	12 Months Ended
Dec. 31, 2023
Asset transfers
Schedule of assets subject to securities repurchase agreements or security lending transactions

	2023	2022
The following assets have failed derecognition (1)	£m	£m
Trading assets	7,907	6,668
Loans to bank - amortised cost	10	16
Loans to customers - amortised cost	281	398
Other financial assets	8,764	2,901
Total	16,962	9,983

(1)	Associated liabilities were £16,522 million (2022 - £9,501 million).

Schedule of assets pledged as collateral

	2023	2022
Assets pledged against liabilities	£m	£m
Trading assets	10,976	15,062
Loans to banks - amortised cost	63	66
Loans to customers - amortised cost	21,611	17,493
Other financial assets (1)	6,506	3,351
Total	39,156	35,972

(1)

Includes assets pledged for pension derivatives and £482 million of debt securities under the continuing control of NWB Plc. This follows the agreement between NWB Plc and the Group Pension Fund to establish a bankruptcy remote reservoir trust to hold these assets. Refer to Note 5 for additional information.